CONVERTIBLE REDEEMABLE PREFERRED SHARES - Conversion (Details)	12 Months Ended
Dec. 31, 2020
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Multiplying Factor for calculating public offer price per share	1.2
Percentage of annual compound internal rate (as a percent)	20.00%
Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of share capital	10.00%